Property and Equipment, Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Aggregate cost	$ 0.6	$ 16.6
Accumulated depreciation	0.3	13.9
Depreciation and amortization expense	$ 4.0	$ 5.5